UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09833
Investment Company Act File Number
Investment Grade Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Investment Grade Income Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 41.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Automotive — 0.8%
Ford Motor Co., 7.45%, 7/16/31	$500	$543,455
Navistar International Corp., 8.25%, 11/1/21	500	556,875

		$1,100,330

Automotive & Auto Parts — 0.7%
Lear Corp., 7.875%, 3/15/18	$500	$546,250
O’Reilly Automotive, Inc., 4.875%, 1/14/21	415	410,636

		$956,886

Banks — 8.3%
American Express Co., 6.80% to 9/1/16, 9/1/36, 9/1/66(1)(2)	$580	$595,950
American Express Co., 8.125%, 5/20/19	890	1,110,773
Bank of America Corp., 5.65%, 5/1/18	580	606,001
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(1)(2)	330	344,850
Citigroup, Inc., 5.00%, 9/15/14	280	292,331
Citigroup, Inc., 5.85%, 8/2/16(3)	745	806,947
Citigroup, Inc., 8.50%, 5/22/19	185	228,337
Credit Suisse/New York, 6.00%, 2/15/18	1,240	1,316,722
Discover Bank, 7.00%, 4/15/20	430	473,247
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(1)(2)	500	490,625
HSBC Finance Corp., 5.50%, 1/19/16	350	384,223
Invesco, Ltd., 5.375%, 12/15/14	650	698,308
KeyCorp, MTN, 3.75%, 8/13/15	485	489,775
Macquarie Bank, Ltd., 6.625%, 4/7/21(4)	500	499,025
Manufacturers & Traders Trust Co., 5.629% to 12/1/16, 12/1/21(2)	400	386,897
Merrill Lynch & Co., 5.70%, 5/2/17	580	602,041
Morgan Stanley, MTN, 6.625%, 4/1/18	1,110	1,219,678
Northgroup Preferred Capital Corp., 6.378% to 10/15/12, 10/15/17, 1/29/49(1)(2)(4)	600	582,119
SunTrust Banks, Inc., 3.60%, 4/15/16	805	800,053

		$11,927,902

Beverages — 1.6%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$192,031
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	615	696,301
Brown-Forman Corp., 2.50%, 1/15/16	705	696,978
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	710	703,562

		$2,288,872

Biotechnology — 0.4%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	$560	$623,000

		$623,000

Broadcasting and Cable — 0.8%
Time Warner Cable, Inc., 8.75%, 2/14/19	$425	$530,145
Time Warner, Inc., 5.875%, 11/15/16	620	691,560

		$1,221,705

Chemicals — 1.0%
Dow Chemical Co. (The), 7.60%, 5/15/14	$625	$722,163
E.I. Du Pont de Nemours & Co., 4.75%, 3/15/15	650	707,848

		$1,430,011

Commercial Services — 1.2%
Hillenbrand, Inc., 5.50%, 7/15/20	$400	$396,671
Waste Management, Inc., 7.375%, 3/11/19(3)	260	313,123

	Principal
	Amount
Security	(000’s omitted)	Value
Waste Management, Inc., 7.75%, 5/15/32	$310	$385,876
Western Union Co. (The), 6.20%, 11/17/36(3)	700	687,172

		$1,782,842

Communications Services — 1.6%
British Telecommunications PLC, 5.95%, 1/15/18	$510	$562,924
Crown Castle International Corp., 9.00%, 1/15/15	270	299,025
Qwest Corp., 7.625%, 6/15/15	640	739,200
Telefonica Emisiones SAU, 4.949%, 1/15/15(3)	610	643,535

		$2,244,684

Computers — 0.2%
Brocade Communications Systems, Inc., 6.625%, 1/15/18	$300	$319,125

		$319,125

Diversified Manufacturing — 1.5%
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	$1,310	$1,399,330
Tyco Electronics Group SA, 6.55%, 10/1/17	620	709,380

		$2,108,710

Drugs — 0.6%
Abbott Laboratories, 6.00%, 4/1/39	$420	$456,481
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	378,118

		$834,599

Electric Utilities — 1.0%
Entergy Louisiana, LLC, 4.80%, 5/1/21	$775	$766,141
PPL Energy Supply, LLC, 6.50%, 5/1/18(3)	650	726,097

		$1,492,238

Electrical and Electronic Equipment — 0.9%
Amphenol Corp., 4.75%, 11/15/14	$700	$750,880
Jabil Circuit, Inc., 5.625%, 12/15/20(3)	500	499,375

		$1,250,255

Energy — 1.9%
Cameron International Corp., 6.375%, 7/15/18(3)	$635	$712,904
Petrobras International Finance Co., 7.875%, 3/15/19	570	671,429
Rowan Cos., Inc., 5.00%, 9/1/17	650	672,569
Total Capital SA, 3.00%, 6/24/15	675	688,828

		$2,745,730

Financial Services — 2.1%
Capital One Bank USA NA, 8.80%, 7/15/19	$615	$773,516
General Electric Capital Corp., 5.625%, 5/1/18	1,500	1,621,284
Goldman Sachs Group, Inc., 6.15%, 4/1/18	530	574,451

		$2,969,251

Foods — 0.9%
Corn Products International, Inc., 3.20%, 11/1/15	$205	$204,520
Kraft Foods, Inc., 5.375%, 2/10/20	510	538,620
Kraft Foods, Inc., 6.50%, 2/9/40	120	128,602
Ralcorp Holdings, Inc., 4.95%, 8/15/20	365	367,016

		$1,238,758

Foods-Retail — 0.5%
Safeway, Inc., 6.25%, 3/15/14(3)	$630	$696,482

		$696,482

Health Services — 0.3%
McKesson Corp., 6.50%, 2/15/14	$340	$381,168

		$381,168

	Principal
	Amount
Security	(000’s omitted)	Value
Home Construction — 0.3%
Pulte Group, Inc., 5.20%, 2/15/15(3)	$450	$448,875

		$448,875

Insurance — 1.6%
Lincoln National Corp., 4.30%, 6/15/15	$465	$482,172
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	605	665,619
The Travelers Cos., Inc., 5.80%, 5/15/18	875	962,053
Willis Group Holdings PLC, 4.125%, 3/15/16	265	263,589

		$2,373,433

Lodging and Gaming — 1.7%
International Game Technology, 7.50%, 6/15/19	$600	$681,416
Las Vegas Sands Corp., 6.375%, 2/15/15(3)	450	460,688
Penn National Gaming, Inc., 8.75%, 8/15/19(3)	540	598,725
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/15	650	731,250

		$2,472,079

Mining — 0.5%
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	$510	$670,568

		$670,568

Office Equipment/Supplies — 0.5%
Xerox Corp., 7.20%, 4/1/16	$650	$746,550

		$746,550

Oil and Gas-Equipment and Services — 0.5%
Weatherford International, Inc., 6.35%, 6/15/17	$630	$696,366

		$696,366

Pipelines — 1.8%
Enbridge Energy Partners, LP, 8.05% to 10/1/17, 10/1/37, 10/1/77(1)(2)(3)	$745	$790,598
Energy Transfer Partners, LP, 5.95%, 2/1/15	520	569,869
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(2)(3)	500	497,980
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12	640	680,635

		$2,539,082

Real Estate Investment Trusts (REITs) — 1.5%
Brandywine Operating Partnership LP, 4.95%, 4/15/18	$550	$543,563
BRE Properties, Inc., 5.50%, 3/15/17(3)	660	706,986
Developers Diversified Realty Corp., 7.50%, 4/1/17	330	372,302
Vornado Realty, LP, 4.25%, 4/1/15	605	619,149

		$2,242,000

Retail-Specialty and Apparel — 2.8%
AutoZone, Inc., 4.00%, 11/15/20	$750	$697,900
Home Depot, Inc., 5.875%, 12/16/36	730	728,006
Limited Brands, Inc., 8.50%, 6/15/19	250	288,125
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	650	702,000
Staples, Inc., 9.75%, 1/15/14(3)	520	624,216
Target Corp., 6.00%, 1/15/18	600	686,521
Toys “R” Us, 10.75%, 7/15/17	250	285,000

		$4,011,768

Tobacco — 0.7%
Philip Morris International, Inc., 5.65%, 5/16/18	$870	$968,271

		$968,271

Toys, Games & Hobbies — 0.5%
Hasbro, Inc., 6.35%, 3/15/40	$735	$739,340

		$739,340

	Principal
	Amount
Security	(000’s omitted)	Value
Transportation — 1.9%
AWAS Aviation Capital, Ltd., 7.00%, 10/15/16(4)	$600	$603,000
Kansas City Southern Mexico, 8.00%, 2/1/18(3)	500	547,500
Ryder System, Inc., MTN, 7.20%, 9/1/15	660	764,858
Southwest Airlines Co., 5.125%, 3/1/17	730	757,376

		$2,672,734

Utilities — 0.5%
Southern California Edison Co., 4.15%, 9/15/14	$150	$160,330
Southern California Edison Co., 6.05%, 3/15/39	490	535,730

		$696,060

Total Corporate Bonds (identified cost $56,756,169)		$58,889,674

Agency Mortgage-Backed Securities — 22.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$385	$395,682
Gold Pool #G04309, 5.50%, 5/1/38	4,089	4,355,747
Gold Pool #G18176, 5.00%, 4/1/22	1,364	1,451,174
Pool #A97620, 4.50%, 3/1/41	2,050	2,082,728
Pool #C03517, 4.50%, 9/1/40	2,284	2,320,910
Pool #G08348, 5.00%, 6/1/39	1,160	1,210,746

		$11,816,987

Federal National Mortgage Association:
Pool #190405, 4.00%, 10/1/40	$1,703	$1,675,021
Pool #256673, 5.50%, 4/1/37	2,936	3,139,210
Pool #257169, 4.50%, 3/1/38	2,203	2,245,360
Pool #889040, 5.00%, 6/1/37	1,716	1,798,351
Pool #918109, 5.00%, 5/1/37	3,523	3,689,809
Pool #929009, 6.00%, 1/1/38	2,233	2,427,117
Pool #AB1652, 3.50%, 10/1/40	1,260	1,185,860
Pool #AC8540, 4.50%, 12/1/24	946	993,246
Pool #AE7535, 4.00%, 10/1/40	1,441	1,417,105
Pool #AH6827, 4.00%, 3/1/26	1,200	1,234,687

		$19,805,766

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$206	$222,892

		$222,892

Total Agency Mortgage-Backed Securities (identified cost $30,618,245)		$31,845,645

Commercial Mortgage-Backed Securities — 14.6%

	Principal
	Amount
Security	(000’s omitted)	Value
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$500	$527,406
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	460	485,516
BACM, Series 2005-1, Class A5, 5.167%, 11/10/42(5)	350	375,270
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	310	320,947
BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	400	419,634
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(5)	381	406,222

	Principal
	Amount
Security	(000’s omitted)	Value
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(5)	$335	$346,829
CGCMT, Series 2004-C1, Class A4, 5.541%, 4/15/40(5)	400	429,826
COMM, Series 2005-LP5, Class A4, 4.982%, 5/10/43(5)	500	532,026
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38(5)	425	428,847
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(5)	450	472,948
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36(5)	505	541,862
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(5)	615	655,790
CSFB, Series 2005-C1, Class A4, 5.014%, 2/15/38(5)	470	497,193
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(4)	599	606,411
ESAT, Series 2010-ESHA, Class C, 4.86%, 11/5/27(4)	500	507,875
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	285	290,576
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	42	42,004
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	350	366,143
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40(5)	400	423,072
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(5)	600	643,972
JPMCC, Series 2003-C1, Class A2, 4.985%, 1/12/37	380	399,220
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(5)	425	448,280
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	350	353,387
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	305,088
JPMCC, Series 2010-C2, Class C, 5.531%, 11/15/43(4)	500	504,958
JPMCC, Series 2011-C3, Class A2, 3.672%, 2/15/46(4)	675	676,033
LB-UBS, Series 2002-C4, Class A3, 4.071%, 9/15/26	85	86,562
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(5)	440	467,845
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43(5)	1,225	1,265,391
MSC, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	352	362,515
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	470	498,808
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(5)	380	403,863
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	771	751,792
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	428	430,088
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	468	460,505
RBSCF, Series 2010-MB1, Class C, 4.669%, 4/15/24(4)(5)	325	331,554
VNO, Series 2010-VNO, Class C, 5.28%, 9/13/20(4)	600	589,605
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	632	660,290
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	450	473,752
WBCMT, Series 2004-C12, Class A4, 4.748%, 2/15/41(5)	585	627,905
WBCMT, Series 2004-C14, Class A2, 4.368%, 8/15/41	384	384,712
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(5)	610	647,759
WFCM, Series 2010-C1, Class C, 5.590%, 11/15/43(4)(5)	500	508,133

Total Commercial Mortgage-Backed Securities (identified cost $20,139,536)		$20,958,414

Asset-Backed Securities — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(4)	$850	$942,055

Total Asset-Backed Securities (identified cost $850,000)		$942,055

U.S. Treasury Obligations — 14.6%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 2.625%, 8/15/20	$20,000	$18,739,060
U.S. Treasury Bond, 6.375%, 8/15/27	260	328,900

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Note, 3.375%, 11/15/19	$1,250	$1,262,208
U.S. Treasury Note, 4.25%, 11/15/13	635	687,239

Total U.S. Treasury Obligations (identified cost $22,256,918)		$21,017,407

Preferred Securities — 3.2%

Security	Shares	Value
Commercial Banks — 1.6%
Bank of America Corp., 8.125%(3)(6)	6,500	$719,790
Barclays Bank PLC, 7.434%(3)(4)(6)	7,000	718,797
JPMorgan Chase & Co., 7.90%(6)	6,500	735,221
KeyCorp Capital X, 8.00%	5,000	130,600

		$2,304,408

Consumer Finance — 0.3%
Ally Financial, Inc., Series A, 8.50%(6)	18,000	$449,307

		$449,307

Diversified Financial Services — 0.5%
PPTT, 2006-A GS, Class A, 6.063%(4)(7)	8,000	$806,891

		$806,891

Insurance — 0.8%
RAM Holdings, Ltd., Series A, 7.50%(6)(7)	2,000	$1,100,125

		$1,100,125

Total Preferred Securities (identified cost $5,406,226)		$4,660,731

Interest Rate Swaptions — 1.3%

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 3.347%	9/6/12	$20,000,000	$1,791,100
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.912%	12/29/11	9,000,000	75,420

Total Interest Rate Swaptions (identified cost $1,527,100)			$1,866,520

Short-Term Investments — 6.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(8)	$1,908	$1,908,463
Eaton Vance Cash Collateral Fund, LLC, 0.14%(8)(9)	7,531	7,531,015

Total Short-Term Investments (identified cost $9,439,478)		$9,439,478

Total Investments — 104.3% (identified cost $146,993,672)		$149,619,924

Other Assets, Less Liabilities — (4.3)%		$(6,204,647)

Net Assets — 100.0%		$143,415,277

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

DBUBS	-	DBUBS Mortgage Trust

ESAT	-	Extended Stay America Trust

GECMC	-	General Electric Commercial Mortgage Corp.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

MTN	-	Medium-Term Note

NCUA	-	National Credit Union Administration

PPTT	-	Preferred Pass-Through Trust 2006

RBSCF	-	Royal Bank of Scotland Commercial Funding

VNO	-	Vornado DP LLC Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

(1)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(2)		Security converts to floating rate after the indicated fixed-rate coupon period.

(3)		All or a portion of this security was on loan at March 31, 2011.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2011, the aggregate value of these securities is $7,876,456 or 5.5% of the Portfolio’s net assets.

(5)		Weighted average fixed-rate coupon that changes/updates monthly.

(6)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2011.

(7)		Non-income producing security.

(8)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $4,554 and $1,356, respectively.

(9)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2011, the Portfolio loaned securities having a market value of $7,377,162 and received $7,531,015 of cash collateral for the loans.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$147,270,739

Gross unrealized appreciation	$5,667,265
Gross unrealized depreciation	(3,318,080)

Net unrealized appreciation	$2,349,185

A summary of open financial instruments at March 31, 2011 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
		Credit	Amount**	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate	Date	Depreciation
JPMorgan Chase Bank	HSBC Capital Funding LP (Preferred), 144A, 10.176% to 6/30/30, 12/31/49	A3/A-	$2,000	0.350%	6/20/11	$(3,996)

$(3,996)

Credit Default Swaps — Buy Protection

		Notional	Pay
		Amount	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	(000’s omitted)	Fixed Rate	Date	Appreciation
JPMorgan Chase Bank	HSBC Bank, PLC, 0.00%, 4/10/12	$2,000	0.095%	6/20/11	$653

$653

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $2,000,000.

At March 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks in connection with its use of derivatives:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Credit	Credit Default Swaps	$653	$(3,996)
Interest Rate	Interest Rate Swaptions	1,866,520	—

Total		$1,867,173	$(3,996)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$58,889,674	$—	$58,889,674
Agency Mortgage-Backed Securities	—	31,845,645	—	31,845,645
Commercial Mortgage-Backed Securities	—	20,958,414	—	20,958,414
Asset-Backed Securities	—	942,055	—	942,055
U.S. Treasury Obligations	—	21,017,407	—	21,017,407
Preferred Securities	130,600	4,530,131	—	4,660,731
Interest Rate Swaptions	—	1,866,520	—	1,866,520
Short-Term Investments	—	9,439,478	—	9,439,478

Total Investments	$130,600	$149,489,324	$—	$149,619,924

Credit Default Swaps	$—	$653	$—	$653

Total	$130,600	$149,489,977	$—	$149,620,577

Liability Description

Credit Default Swaps	$—	$(3,996)	$—	$(3,996)

Total	$—	$(3,996)	$—	$(3,996)

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster Thomas H. Luster
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster Thomas H. Luster
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011